ADVANCED SERIES TRUST

AST BlackRock/Loomis Sayles Bond Portfolio

AST BlackRock Low Duration Bond Portfolio

AST ClearBridge Dividend Growth Portfolio

AST Cohen & Steers Realty Portfolio

AST Cohen & Steers Global Realty Portfolio

AST Emerging Markets Equity Portfolio

AST Goldman Sachs Small-Cap Value Portfolio

AST High Yield Portfolio

AST Hotchkis & Wiley Large-Cap Value Portfolio

AST International Growth Portfolio

AST International Value Portfolio

AST Jennison Large-Cap Growth Portfolio

AST Large-Cap Core Portfolio

AST Loomis Sayles Large-Cap Growth Portfolio

AST MFS Growth Portfolio

AST MFS Large-Cap Value Portfolio

AST Mid-Cap Growth Portfolio

AST Mid-Cap Value Portfolio

AST Prudential Core Bond Portfolio

AST QMA US Equity Alpha Portfolio

AST Small-Cap Growth Portfolio

AST Small-Cap Growth Opportunities Portfolio

AST Small-Cap Value Portfolio

AST T. Rowe Price Large-Cap Growth Portfolio

AST T. Rowe Price Large-Cap Value Portfolio

AST T. Rowe Price Natural Resources Portfolio

AST Western Asset Core Plus Bond Portfolio

AST Western Asset Emerging Markets Debt Portfolio

Supplement dated June 23, 2021 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective statement of additional information (the SAI) for the Advanced Series Trust (the Trust) relating to the portfolios listed above (collectively, the Portfolios). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the SAI.

A.The table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is hereby modified to reflect the following information pertaining to the Portfolios listed below, effective immediately:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST BlackRock/Loomis Sayles Bond	The Manager has contractually agreed to waive 0.035% of its investment
Portfolio	management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.69% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST BlackRock Low Duration Bond	The Manager has contractually agreed to waive 0.057% of its investment
Portfolio	management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.72% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST ClearBridge Dividend Growth	The Manager has contractually agreed to waive 0.012% of its investment
Portfolio	management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.91% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Cohen & Steers Realty Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.10% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Cohen & Steers Global Realty	The Manager has contractually agreed to waive 0.051% of its investment
Portfolio	management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.09% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Emerging Markets Equity	The Manager has contractually agreed to waive a portion of its investment
Portfolio	management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.28% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Goldman Sachs Small-Cap Value	The Manager has contractually agreed to waive 0.010% of its investment
Portfolio	management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.03% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees. The Manager has also contractually agreed to waive a portion of its investment management fee equal to the management fee of any acquired fund managed or subadvised by Goldman Sachs Asset Management, L.P.
AST High Yield Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.85% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Hotchkis & Wiley Large-Cap	The Manager has contractually agreed to waive 0.009% of its investment
Value Portfolio	management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.81% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST International Growth Portfolio	The Manager has contractually agreed to waive 0.020% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.06% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST International Value Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.08% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Jennison Large-Cap Growth	The Manager has contractually agreed to waive a portion of its investment
Portfolio	management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.98% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Large-Cap Core Portfolio	The Manager has contractually agreed to waive 0.015% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.80% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Loomis Sayles Large-Cap	The Manager has contractually agreed to waive 0.060% of its investment
Growth Portfolio	management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.91% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST MFS Growth Portfolio	The Manager has contractually agreed to waive 0.0185% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.96% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST MFS Large-Cap Value Portfolio	The Manager has contractually agreed to waive 0.0045% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.92% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Mid-Cap Growth Portfolio	The Manager has contractually agreed to waive 0.0047% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.05% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Mid-Cap Value Portfolio	The Manager has contractually agreed to waive 0.0051% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases, of interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.97% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the
Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Prudential Core Bond Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.73% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST QMA US Equity Alpha Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.12% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Small-Cap Growth Portfolio	The Manager has contractually agreed to waive 0.004% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.99% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Small-Cap Growth Opportunities	The Manager has contractually agreed to waive a portion of its investment
Portfolio	management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.05% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Small-Cap Value Portfolio	The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.99% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST T. Rowe Price Large-Cap	The Manager has contractually agreed to waive 0.0373% of its investment
Growth Portfolio	management fee through June 30, 2022. The Manager has also
contractually agreed to waive 0.01% of its investment management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes
(such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.88% of the Portfolio's average daily net assets through June 30, 2023. Expenses
waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST T. Rowe Price Large-Cap Value	The Manager has contractually agreed to waive 0.0128% of its investment
Portfolio	management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.81% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST T. Rowe Price Natural Resources	The Manager has contractually agreed to waive 0.0152% of its investment
Portfolio	management fee through June 30, 2022. In addition, the Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.99% of the Portfolio's average daily net assets through June 30,
2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such
waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Western Asset Core Plus Bond	The Manager has contractually agreed to waive a portion of its investment
Portfolio	management fee and/or reimburse certain expenses of the Portfolio so that

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 0.77% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.
AST Western Asset Emerging	The Manager has contractually agreed to waive a portion of its investment
Markets Debt Portfolio	management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive, in all cases of, interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), extraordinary expenses, acquired fund fees and expenses, and certain other Portfolio expenses such as dividend and interest expense and broker charges on short sales) do not exceed 1.06% of the Portfolio's average daily net assets through June 30, 2023. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified without the prior approval of the Trust's Board of Trustees.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

ASTSAISUP1